Schedule of Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 5,609,615	$ 5,200,138
Cost of Goods Sold	(5,129,025)	(3,157,996)
Gross profit	480,590	2,042,142
Loss before taxes	(17,275,818)	(349,227)
Amortization of operating right of use assets	(434,880)	(303,869)
Depreciation expense	(25,907)	(9,467)
Change in fair value of warrants		2,024,942
Loss on extinguishment of warrants		(285,346)
Realized gain on investments		50,675
Unrealized loss on digital assets	(2,819,151)
Realized loss on digital assets	(2,974,088)
Financing cost	(600,000)	(600,000)
Unrealized loss on investments in fund	(39,910)
Gain on fair value of convertible notes	3,681,139
Staking reward income	94,633
Loss on extinguishment of debts	(4,818,933)
Loss on issuance of derivative and common stock	(1,510,307)
Gain on change in fair value of derivative liability	66,754	2,024,942
Interest income	171,909	215,586
Interest expense	(1,204,645)	(114,006)
Total Assets	71,456,618	11,395,509
Total revenues	5,609,615	5,200,138
UNITED STATES
Segment Reporting [Line Items]
Total revenues
AUSTRALIA
Segment Reporting [Line Items]
Total revenues	5,609,615	5,200,138
Gym Equipment [Member]
Segment Reporting [Line Items]
Revenue	5,609,615	5,200,138
Cost of Goods Sold	(5,129,025)	(3,157,996)
Gross profit	480,590	2,042,142
Loss before taxes	(17,275,818)	(349,227)
Amortization of operating right of use assets	(434,880)	(303,869)
Depreciation expense	(25,907)	(9,467)
Change in fair value of warrants		2,024,942
Loss on extinguishment of warrants		(285,346)
Realized gain on investments		50,675
Unrealized loss on digital assets	(2,819,151)
Realized loss on digital assets	(2,974,088)
Financing cost	(800,000)	(600,000)
Unrealized loss on investments in fund	(39,910)
Gain on fair value of convertible notes	3,681,139
Staking reward income	94,633
Loss on extinguishment of debts	(4,818,933)
Loss on issuance of derivative and common stock	(1,510,307)
Gain on change in fair value of derivative liability	66,754
Interest income	171,909	215,586
Interest expense	(1,204,645)	(114,006)
Total Assets	$ 71,456,618	$ 11,395,509